Other income (expense) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other income (expense)
Investment and interest income	$ 86	$ 98	$ 101
Foreign exchange gains (losses)	(55)	184	100
License fee income	54	49	73
Gains (losses) on sale of securities and affiliated companies	9	(2)	55
Impairment of available-for-sale securities	(3)	(12)	(37)
Miscellaneous income (loss)	39	64	35
Other income (expense)	$ 130	$ 381	$ 327